Investments - Schedule of Investments (Detail) - USD ($) $ in Millions		Dec. 31, 2022	Dec. 31, 2021
Equity Method Private Equity and Other Investments [Abstract]
Equity method investments	[1]	$ 997	$ 1,031
Public and Private equity investments		290	358
Warrants	[2]	142	204
Investments		$ 1,429	$ 1,593

[1]	The ownership percentages and carrying values of the Company’s principal equity method investments at December 31 were as follows [in millions, except percentages]
[2]	In October 2020, the Company signed agreements with Fisker Inc. [“Fisker”] for the platform sharing, engineering and manufacturing of the Fisker Ocean SUV. In connection with the arrangement, Fisker issued approximately 19.5 million penny warrants to the Company to purchase common stock, which vest based on specified milestones. During 2021, two third of the warrants vested with a value of $201 million and during the fourth quarter of 2022, the remaining one third of the warrants vested with a value of $119 million. The initial value attributable to the warrants was deferred within other accrued liabilities and other long-term liabilities and is being recognized in income as performance obligations are satisfied.